Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Notes (Details) (10-K)	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Disclosures [Abstract]
Convertible note at fair value beginning balance	$ 3,283,034
Conversion of convertible notes	(20,132,105)
Change in fair value of convertible notes (including OID discount)	16,849,071
Convertible note at fair value ending balance